Leases (Details) - Schedule of future minimum lease payment - DIGERATI TECHNOLOGIES, INC [Member]	Jul. 31, 2022 USD ($)
Leases (Details) - Schedule of future minimum lease payment [Line Items]
2023	$ 580,242	[1]
2024	650,734
2025	603,439
2026	431,377
2027	176,771
Total payments:	2,442,563
Imputed interest:	(124,031)
Total Lease Liability:	$ 2,318,532

[1]	remaining 9 Months